Cover	Jan. 28, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 28, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	000-56222
Entity Registrant Name	Home Bistro, Inc.
Entity Central Index Key	0001489588
Entity Tax Identification Number	27-1517938
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	4014 Chase Avenue
Entity Address, Address Line Two	#212
Entity Address, City or Town	Miami Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33140
City Area Code	631
Local Phone Number	964-1111
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false